UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  February 28, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report

February 28, 2018

Fiera Capital STRONG Nations Currency Fund

Institutional Class
(SCAFX)

Investment Adviser

Fiera Capital Inc.
375 Park Avenue, 8th Floor
New York, New York  10152

Phone: 1-844-GOFIERA (1-844-463-4372)

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	8

INVESTMENT HIGHLIGHTS	10

SCHEDULE OF INVESTMENTS	13

SCHEDULE OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS	15

STATEMENT OF ASSETS AND LIABILITIES	16

STATEMENT OF OPERATIONS	17

STATEMENTS OF CHANGES IN NET ASSETS	18

FINANCIAL HIGHLIGHTS	19

NOTES TO FINANCIAL STATEMENTS	20

NOTICE OF PRIVACY POLICY & PRACTICES	30

ADDITIONAL INFORMATION	31

Dear Shareholder,

Management Discussion Of Fund Performance

Our goal is to provide investors with the diversification benefits of currencies as an asset class, in a risk-managed fashion, with an emphasis on investing in currencies that are associated with nations with strong balance sheets that embrace freedom and promote fiscal sustainability, transparency and good governance.

Our risk management disciplines guide us in our effort to reduce volatility, mitigate periods of drawdown, and preserve capital for our investors. As a part of this discipline we utilize a number of proprietary technical indicators to help us determine when to hedge and when to be more fully invested. These technical studies, largely focused on a range of momentum moving average measures for each currency in our solution set and for various benchmarks, help us identify supply and demand imbalances that can be sources of material movements in  exchange rates and their volatilities. It is important to note that our selection process and risk management are also informed in large measure by our STRONG nations screening process, our considerations of relative central bank policy, national growth and inflation rates, relative yield curve positioning, as well as by forward looking market indicators such as national equity market behavior.

As the chart below illustrates, we adopted a significant hedge posture in the 4th quarter of 2017. Our decision to maintain a hedged position to the U.S. Dollar was greatly influenced by our series of proprietary technical studies as the U.S. Dollar strengthened and currency volatilities became more elevated toward the end of 2017. It is important to note that this period was dominated by a market view that the U.S. Dollar had reached an interim nadir, and that the strong pace of growth and employment is likely to continue, resulting in a pickup in growth and inflation, which would mean a continuation of the Federal Reserve’s tightening cycle, and which would be supportive of a strengthening U.S. Dollar. In fact, the Federal Reserve did hike the Federal Funds rate by an additional twenty-five basis points at its December meeting, which was an important factor in the strengthening of the U.S. Dollar relative to many of the world’s major currencies during this period.

FIERA CAPITAL HEDGE RATIO (% allocation to USD)

Source: Fiera Capital

MARKET INDICATORS

JP MORGAN FX GLOBAL
VOLATILITY INDEX	VIX INDEX

Source: Bloomberg

From the fundamental viewpoint, one of the most consequential developments during the 4th quarter of 2017 was a major tax reform, the Tax Cuts and Jobs Act, that was approved by the U.S. Congress and was signed into law on December 22, 2017. The tax reform is viewed as a major milestone for the Trump administration and a significant stimulus to boost growth, consumption and investment in the United States. Among possible negative implications of tax reform are increased national debt levels and a weakening of the U.S. fiscal position over the longer time horizon. Other important drivers of the currency markets during this period included (a) uncertainties surrounding the Brexit negotiation between UK and EU officials, (b) contentious North America Free Trade Agreement (“NAFTA”) trade related negotiations between the United States, Canada and Mexico, (c) concerns about the outcome of elections in Germany and some other European countries, and (d) escalation of tensions in the Korean Peninsula and the Middle East. These events all contributed to varying degrees to the strengthening of the U.S. Dollar during this time period.

Beginning in November 2017, as indicated by our internal models and adhering to our risk management discipline, we began adopting a more fully invested posture. Our decision to add to currency exposures during this period followed a renewed phase of U.S. Dollar weakness and, at least initially, a period of relative stabilization in volatility of the world major currencies. In this period we saw a synchronized acceleration in the global growth picture, with a rising level of output and inflation in many of the world’s developed and developing economies including the United States, Europe, Japan and China. This period was also characterized by a notable deterioration in U.S. domestic politics, renewed threats of currency wars, rising trade tensions and further geopolitical uncertainty. These events, coupled with fears of rising rates and run-away inflation, led to bouts of volatility which culminated in a major sell-off in risk markets in late January and the beginning of February 2018.

One notable theme throughout the reporting period was the strength of Asian currencies which benefitted from strong demand for manufacturing products across the world, healthy flow of foreign capital into Asian economies and strong portfolio flows into the Asian equity and bond markets. Other beneficiaries of the manufacturing growth during this period included Czech Koruna and Polish Zloty – these currencies and their respective economies benefited from the strong demand for Eurozone manufacturing products. Our inclusion of Czech Koruna during this period was additive to our Fund’s performance.

Despite the rising commodity prices (e.g., energy and industrial metals) during this reporting period, China’s attempts at credit tightening coupled with rising interest rates in the United States and rising risk barometers across the world markets were headwinds for many of the commodity currencies in our solution set. The Canadian Dollar and Mexican Peso were particularly negatively impacted by fears of U.S. trade tariffs and potential unravelling of NAFTA negotiations with the United States. Our exposure to these currencies detracted from the Fund’s performance during this period.

As the chart below highlights, two of the perceived “safe haven” investments, the Swiss Franc and the Japanese Yen, had modest returns during the period. One of our goals as a Fund is to act like a private client’s own central bank, and, just as central banks own gold and silver, so does our Fund in limited amounts. We added a small exposure to silver during the period as spreads between gold and silver reached historically wide levels. Our modest positions in gold and silver were additive to performance during this reporting period.

Currencies of fading hegemons (Euro, British Pound and Japanese Yen) markedly outperformed the U.S. Dollar during this time period. As mentioned earlier, there  were a number of fundamental and technical factors at play during this period that contributed to the relative weakness in the U.S. Dollar, including (a) an accelerating pace of economic growth in the Eurozone and improving European and consumer and business outlook, (b) a significant and continual pace of  asset purchases by the European Central Bank (ECB), Bank of Japan (BoJ) and Bank of England (BoE) and (c) an increasingly uncertain political and policy environment in the United States. It should be mentioned that the Euro outperformed STRONG nation currencies during this period.

The Fund has generated a return of -2.29% in the past 6 months. The 3-Month T-Bill returned 0.58% for the same period.  The inverse of the U.S. Dollar Index, which represents the performance of major currencies (a considerable portion of which does not meet STRONG’s standards), had a return of 3.62% for the period.

FUND AND CURRENCY RETURNS 8/31/17 – 2/28/18

Source: Bloomberg

Iraj Kani, PhD
Portfolio Manager

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings or geographical areas than a diversified fund. The Fund may also invest in gold, which involves additional risks, such as the possibility for substantial price fluctuations over a short period of time. Derivatives may involve certain costs and risks such as liquidity, interest rate, market, credit and management risks and the risk that a position could be closed when most advantageous. Investments in derivatives could lose more than the amount invested. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Diversification does not assure a profit, nor does it protect against a loss in a declining market.

A currency is a form of monetary unit issued by a sovereign nation as a mode of exchange. Currencies are stores of value subject to trading between nations and investors in foreign exchange markets, which determine the relative value of different currencies. The value of a currency is determined in comparison to another reference currency; thus, the value of one currency relative to another could rise due to strengthening economic conditions in the first nation and/or weakening economic conditions in the second. Since governments and their constituent central banks retain control over coinage and issuance, the value of currencies may also be affected by government fiscal policy, central bank monetary action, and trade policy (including tariffs, currency pegs, and capital controls). Further, non-US Dollar denominated short duration fixed income securities often proxy for currencies, but like other fixed income securities, introduce an element of interest rate risk as well.

•
The U.S. Dollar Index calculates the return of a trade weighted basket of currencies versus the Dollar.  The inverse of this index measures the strength of a trade weighted basket of currencies against the U.S. Dollar. U.S. Dollar Index® and USDX® are trademarks and service marks of the ICE®.

•	The CBOE Volatility Index (VIX) is a measure of the stock market’s expectation of volatility implied by S&P 500 Index options, calculated and published by the Chicago Board Options Exchange (CBOE).

•	The JP Morgan Global FX Volatility Index is designed to track the volatility of a basket of most global currencies.

It is not possible to invest directly in an index.

The Fiera Capital STRONG Nations Currency Fund is distributed by Quasar Distributors, LLC. Fiera Capital Inc. (the “Adviser”) is the advisor to the Fiera Capital STRONG Nations Currency Fund.

Effective October 30, 2015, Fiera Capital Corporation acquired 100% of the equity of Samson Capital Advisors LLC (“Samson”), the Fund’s prior investment adviser. On November 9, 2015, Samson’s advisory business was assumed by and combined with the Adviser. The Adviser is an indirect, wholly-owned subsidiary of Fiera Capital Corporation. Fiera Capital Corporation is a publicly traded management firm with headquarters in Montreal, Canada.

Fiera Capital STRONG Nations Currency Fund
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/17 – 2/28/18).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.  The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Fiera Capital STRONG Nations Currency Fund
Expense Example (Continued)
(Unaudited)

	Institutional Class
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	September 1, 2017 -
	September 1, 2017	February 28, 2018	February 28, 2018*
Actual	$1,000.00	$ 977.10	$4.90
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.84	$5.01

*	Expenses are equal to the Fund’s annualized net expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Fiera Capital STRONG Nations Currency Fund
Investment Highlights
(Unaudited)

The Fund seeks to generate positive returns with limited drawdowns over full market cycles and to provide investors with the diversification benefits of currencies as an asset class through investments in currencies that are associated with strong nations.  The Fund focuses on the currencies of nations with healthy economies and financial systems, healthy fiscal trends, more democratic governance, rule of law, transparency and with societies that are becoming more free.  We will also seek to hedge foreign currency exposures back into the dollar during periods of dollar rally.

STRONG nations are nations and regions that share the following characteristics:

S	Sustainability
Healthy Fiscal Trends
T	Transparency
Readily Available Data
R	Regulatory Quality
Rule of Law
O	Openness
Freer Countries and FX (foreign exchange or Forex) Rates
N	National Fundamentals
Healthier Economies and Financial Systems
G	Governance
More Democratic

Allocation of Securities
(% of Investments)*

*	As of February 28, 2018

Fiera Capital STRONG Nations Currency Fund
Investment Highlights (Continued)
(Unaudited)

Average Annual Returns – As of February 28, 2018

				Since
	One	Three	Five	Inception
	Year	Years	Years	(8/31/12)
Institutional Class	2.47%	(0.35)%	(2.84)%	(2.63)%
ICE BofA Merrill Lynch
3 Month Treasury Bill Index	0.99%	0.48%	0.31%	0.29%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-844-GOFIERA (1-844-463-4372).

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The graph illustrates performance of a hypothetical investment made in Institutional Class shares of the Fund and a broad-based securities index on August 31, 2012, the inception date of the Fund.  The graph does not reflect any future performance.

The ICE BofA Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that tracks 3 month U.S. government securities.  One cannot invest directly in an index.

Fiera Capital STRONG Nations Currency Fund
Investment Highlights (Continued)
(Unaudited)

Institutional Class
Growth of $100,000 Investment

*	Inception Date

Fiera Capital STRONG Nations Currency Fund

Schedule of Investments

February 28, 2018 (Unaudited)

	Principal
	Amount	Currency	Value
AUSTRALIA – 6.56%

Foreign Government Bonds – 6.56%
Australian Government Bond
3.250%, 10/21/2018	2,500,000	AUD	$1,960,497
1.750%, 11/21/2020	3,250,000	AUD	2,502,094
TOTAL AUSTRALIA (Cost $4,430,323)			4,462,591

CANADA – 1.99%

Foreign Government Bonds – 1.99%
Canadian Government Bond
0.500%, 11/01/2018	1,750,000	CAD	1,355,309
TOTAL CANADA (Cost $1,303,400)			1,355,309

	Shares
GOLD – 10.63%
iShares Gold Trust (a)	286,262	USD	3,624,077
SPDR Gold Shares (a)	28,914	USD	3,614,250
TOTAL GOLD (Cost $6,486,963)			7,238,327

SILVER – 1.87%
iShares Silver Trust (a)	82,210	USD	1,270,966
TOTAL SILVER (Cost $1,329,780)			1,270,966

	Principal
	Amount
NEW ZEALAND – 5.20%

Foreign Government Bonds – 5.20%
New Zealand Government Bond
5.000%, 03/15/2019	4,750,000	NZD	3,538,753
TOTAL NEW ZEALAND
(Cost $3,577,713)			3,538,753

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Schedule of Investments (Continued)

February 28, 2018 (Unaudited)

	Shares	Currency	Value
UNITED STATES – 72.10%

Short-Term Investments – 4.83%
Fidelity Investments Money Market Funds –
Government Portfolio – Class I, 1.260% (b)	3,288,069	USD	$3,288,069

	Principal
	Amount
U.S. Government Notes/Bonds – 65.21%
United States Treasury Note/Bond
1.250%, 12/31/2018	4,000,000	USD	3,973,594
0.750%, 02/15/2019	1,000,000	USD	987,246
0.750%, 07/15/2019	5,000,000	USD	4,904,199
1.000%, 11/30/2019	5,000,000	USD	4,895,117
1.250%, 01/31/2020	5,000,000	USD	4,906,055
1.375%, 04/30/2020	7,500,000	USD	7,352,490
1.375%, 08/31/2020	6,000,000	USD	5,857,617
1.125%, 06/30/2021	6,000,000	USD	5,739,024
1.500%, 01/31/2022	6,000,000	USD	5,761,992
			44,377,334
U.S. Treasury Bill – 2.06%
1.286%, 03/08/2018 (c)	1,400,000	USD	1,399,680
TOTAL UNITED STATES
(Cost $50,117,765)			49,065,083
Total Investments
(Cost $67,245,944) – 98.35%			66,931,029
Other Assets in Excess of Liabilities – 1.65%			1,123,662
TOTAL NET ASSETS – 100.00%			$68,054,691

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Seven day yield as of February 28, 2018.
(c)	Rate shown is effective yield based on the purchase price. The calculation assumes the security is held to maturity.

Currency abbreviations:
AUD – Australian Dollar
CAD – Canadian Dollar
NZD – New Zealand Dollar
USD – U.S. Dollar

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Schedule of Open Forward Foreign Currency Contracts

February 28, 2018 (Unaudited)

Purchase Contracts:

		Amount of		Amount of
	Forward	Currency to		Currency to		Unrealized
	Settlement	be Received in		be Delivered in		Appreciation/
Counterparty	Date	Local Currency		Local Currency		(Depreciation)
State Street Bank & Trust Co.	3/28/18	AUD	900,000	USD	706,824	$(7,770)
Citigroup, Inc.	3/28/18	CAD	4,955,000	USD	3,903,727	(40,017)
J.P. Morgan Chase Bank, N.A.	3/28/18	CHF	5,255,000	USD	5,634,120	(54,754)
Standard Chartered Bank	3/28/18	CZK	114,600,000	USD	5,584,795	(72,531)
J.P. Morgan Chase Bank, N.A.	3/28/18	KRW	5,650,000,000	USD	5,236,767	(17,069)
Citigroup, Inc.	3/28/18	MXN	50,000,000	USD	2,668,944	(28,998)
J.P. Morgan Chase Bank, N.A.	3/28/18	NOK	44,560,000	USD	5,664,088	(15,982)
Standard Chartered Bank	3/28/18	NZD	1,750,000	USD	1,285,900	(24,132)
State Street Bank & Trust Co.	3/28/18	SEK	44,550,000	USD	5,505,438	(116,984)
Standard Chartered Bank	3/28/18	SGD	7,036,000	USD	5,335,355	(22,142)
State Street Bank & Trust Co.	3/1/18	TWD	159,550,000	USD	5,505,521	(40,397)
State Street Bank & Trust Co.	3/28/18	TWD	159,550,000	USD	5,473,413	(681)
						$(441,457)

Sale Contracts:

		Amount of		Amount of
	Forward	Currency to		Currency to		Unrealized
	Settlement	be Received in		be Delivered in		Appreciation/
Counterparty	Date	Local Currency		Local Currency		(Depreciation)
State Street Bank & Trust Co.	3/1/18	USD	5,452,837	TWD	159,550,000	$(12,287)
$(12,287)
$(453,744)

Currency abbreviations:
AUD – Australian Dollar	NOK – Norwegian Krone
CAD – Canadian Dollar	NZD – New Zealand Dollar
CHF – Swiss Franc	SEK – Swedish Krona
CZK – Czech Koruna	SGD – Singapore Dollar
KRW – South Korean Won	TWD – Taiwan Dollar
MXN – Mexican Peso	USD – U.S. Dollar

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Statement of Assets and Liabilities

February 28, 2018 (Unaudited)

ASSETS
Investments, at value (cost $67,245,944)	$66,931,029
Foreign currency, at value (cost $879,426)	876,768
Cash	560,000
Interest receivable	203,728
Other assets	10,141
TOTAL ASSETS	68,581,666

LIABILITIES
Payables:
To affiliates	26,214
To adviser	27,050
To broker	95
Unrealized depreciation on forward foreign currency contracts	453,744
Accrued expenses and other liabilities	19,872
TOTAL LIABILITIES	526,975
NET ASSETS	$68,054,691

Net assets consist of:
Paid-in capital	$70,019,007
Accumulated undistributed net investment loss	(605,794)
Accumulated net realized loss	(588,252)
Net unrealized appreciation (depreciation) on:
Investments	(314,915)
Forward foreign currency contracts	(453,744)
Foreign currency translations	(1,611)
NET ASSETS	$68,054,691

Shares of beneficial interest outstanding (unlimited
number of shares authorized $0.001 par value)	4,023,121
Net asset value, redemption price and offering price per share	$16.92

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Statement of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

INVESTMENT INCOME
Interest income	$406,081
TOTAL INVESTMENT INCOME	406,081

EXPENSES
Management fees	248,411
Administration and accounting fees	43,985
Custody fees	19,893
Transfer agent fees and expenses	17,324
Audit and tax fees	16,305
Federal and state registration fees	10,121
Legal fees	9,851
Chief Compliance Officer fees	5,973
Trustees’ fees and related expenses	3,473
Reports to shareholders	2,856
Other expenses	5,430
TOTAL EXPENSES	383,622
Less expense waiver by Adviser (Note 4)	(27,315)
NET EXPENSES	356,307
NET INVESTMENT INCOME	49,774

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	98,872
Forward foreign currency contracts	628,350
Foreign currency translations	(142,687)
584,535
Net change in unrealized appreciation (depreciation) on:
Investments	(1,269,151)
Forward foreign currency contracts	(1,174,090)
Foreign currency translations	37,115
(2,406,126)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,821,591)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(1,771,817)

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2018	Year Ended
	(Unaudited)	August 31, 2017
FROM OPERATIONS
Net investment income (loss)	$49,774	$(59,338)
Net realized gain (loss) on:
Investments	98,872	(527,282)
Forward foreign currency contracts	628,350	552,652
Foreign currency translations	(142,687)	515,005
Net change in unrealized
appreciation (depreciation) on:
Investments	(1,269,151)	751,590
Forward foreign currency contracts	(1,174,090)	1,063,021
Foreign currency translations	37,115	(12,218)
Net increase (decrease) in net
assets from operations	(1,771,817)	2,283,430

FROM DISTRIBUTIONS
Net investment income	(1,241,138)	—
Net decrease in net assets
resulting from distributions paid	(1,241,138)	—

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Institutional Class	500,585	8,673,678
Net asset value of shares issued
to shareholders in payment of
distributions declared – Institutional Class	1,035,697	—
Payments for shares redeemed – Institutional Class	(7,110,557)	(11,874,598)
Net decrease in net assets
from capital share transactions	(5,574,275)	(3,200,920)
TOTAL DECREASE IN NET ASSETS	(8,587,230)	(917,490)

NET ASSETS:
Beginning of Period	76,641,921	77,559,411
End of Period	$68,054,691	$76,641,921
ACCUMULATED NET
INVESTMENT INCOME/(LOSS)	$(605,794)	$585,570

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	February 28,
	2018	Year Ended August 31,
	(Unaudited)	2017	2016	2015	2014		2013
Net Asset Value,
Beginning of Period	$17.64	$17.09	$16.80	$18.40	$19.07		$20.00

Income from
investment operations:
Net investment income (loss)(1)	0.01	(0.01)	(0.01)	(0.01)	(0.01)		(0.03)
Net realized and unrealized
gain (loss) on investments	(0.42)	0.56	0.30	(1.59)	(0.66)		(0.85)
Total from
investment operations	(0.41)	0.55	0.29	(1.60)	(0.67)		(0.88)

Less distributions paid:
From net investment income	(0.31)	—	—	—	(0.00	)(2)	(0.05)
Total distributions paid	(0.31)	—	—	—	—		(0.05)

Net Asset Value, End of Period	$16.92	$17.64	$17.09	$16.80	$18.40		$19.07

Total return(3)	(2.29)%	3.22%	1.73%	(8.70)%	(3.51)%		(4.43)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$68,055	$76,642	$77,559	$82,658	$75,889		$52,444

Ratio of expenses to average net assets:
Before waivers and
reimbursements of expenses(4)	1.08%	1.08%	1.04%	1.05%	1.20%		1.41%
After waivers and
reimbursements of expenses(4)	1.00%	1.00%	1.00%	1.00%	1.00%		1.00%
Ratio of net investment
income (loss) to average net assets:
Before waivers and
reimbursements of expenses(4)	0.06%	(0.15)%	(0.11)%	(0.11)%	(0.23)%		(0.59)%
After waivers and
reimbursements of expenses(4)	0.14%	(0.07)%	(0.07)%	(0.06)%	(0.03)%		(0.18)%
Portfolio turnover rate(3)	11.02%	46.42%	237.80%	311.92%	131.27%		66.13%

(1)	Per share net investment income (loss) was calculated using average shares outstanding.
(2)	Rounds to less than $0.005 per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements
February 28, 2018 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fiera Capital STRONG Nations Currency Fund (the “Fund”), formerly known as the Samson STRONG Nations Currency Fund, represents a distinct series with its own investment objective and policies within the Trust.  The investment objective of the Fund is to generate positive returns with limited drawdowns over full market cycles and to provide investors with the diversification benefits of currencies as an asset class through investments in currencies that are associated with strong nations.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.  The Fund currently offers only Institutional Class shares. Effective May 30, 2014, the Fund ceased offering its Investor Class shares to the public and began offering Institutional Class shares only.  The remaining Investor Class shares converted to Institutional Class shares on May 30, 2014.  The Fund became effective on August 31, 2012 and commenced investment operations on September 1, 2012.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service.  Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2018 (Unaudited)

is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.  The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency.  All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a pricing service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  In the absence of available quotations, the securities will be priced at fair value.  Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2018 (Unaudited)

hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Equities(1):
Gold Funds	$7,238,327	$—	$—	$7,238,327
Silver Funds	1,270,966	—	—	1,270,966
Total Equities	$8,509,293	$—	$—	$8,509,293
Fixed Income(1):
Foreign Government Bonds	$—	$9,356,653	$—	$9,356,653
U.S. Government Bills	—	1,399,680	—	1,399,680
U.S. Government
Notes/Bonds	—	44,377,334	—	44,377,334
Total Fixed Income	$—	$55,133,667	$—	$55,133,667
Short-Term Investments	$3,288,069	$—	$—	$3,288,069
Total Investments
in Securities	$11,797,362	$55,133,667	$—	$66,931,029
Other Financial
Instruments(2)	$—	$(453,744)	$—	$(453,744)

(1)	See the Schedule of Investments for geographic classifications.
(2)
Other financial instruments are forward contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) of the instrument.  See Schedule of Open Forward Foreign Currency Contracts for a list of purchases and sales contracts.

During the six months ended February 28, 2018, there were no transfers between levels for the Fund. The Fund did not hold any Level 3 securities during the period.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2018 (Unaudited)

(b) Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

(c) Derivative Instruments

In pursuing its investment objective, the Fund may enter into derivative currency transactions, including currency forwards.  The Fund’s derivative transactions will typically be fully collateralized on a net basis.  The Fund’s investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency.  The Fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of February 28, 2018 was as follows:

Asset Derivatives
Derivatives not accounted	Statement of Assets and
for as hedging instruments	Liabilities Location	Value
Foreign Exchange Contracts –	Unrealized appreciation
Forward Currency Contracts	on forward foreign
	currency contracts	$—
Total		$—

Liability Derivatives
Derivatives not accounted	Statement of Assets and
for as hedging instruments	Liabilities Location	Value
Foreign Exchange Contracts –	Unrealized depreciation
Forward Currency Contracts	on forward foreign
	currency contracts	$453,744
Total		$453,744

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2018 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2018:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted	Forward Foreign
for as hedging instruments	Currency Contracts
Forward Exchange Contracts –
Forward Foreign Currency Contracts	$628,350
Total	$628,350

Change in Unrealized Appreciation or (Depreciation)
on Derivatives Recognized in Income
Derivatives not accounted	Forward Foreign
for as hedging instruments	Currency Contracts
Forward Exchange Contracts –
Forward Foreign Currency Contracts	$(1,174,090)
Total	$(1,174,090)

The Fund is not subject to any Master Netting Arrangements; therefore, the Fund does not offset any assets or liabilities.

The average monthly notional amount of forward currency contracts, in U.S. dollars, during the six months ended February 28, 2018 were as follows:

Long Positions	Short Positions
$36,121,277	$9,305,339

Forward Currency Contracts

The Fund may enter into foreign currency forward exchange contracts.  When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2018 (Unaudited)

(e) Distributions to Shareholders

The Fund will distribute any net investment income at least annually.  The Fund will distribute any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(f) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(g) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.

(h) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or other equitable means.

(i) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income and expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2018 (Unaudited)

(3)	Federal Tax Matters

The tax character of distributions paid during the years ended August 31, 2017 and 2016 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain
August 31, 2017	$—	$—
August 31, 2016	$—	$—

As of August 31, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$75,717,593
Gross tax unrealized appreciation	1,369,747
Gross tax unrealized depreciation	(554,852)
Net tax unrealized appreciation	814,895
Undistributed ordinary income	1,241,138
Undistributed long-term capital gain	—
Total distributable earnings	1,241,138
Other accumulated losses	(1,007,394)
Total accumulated earnings	$1,048,639

At August 31, 2017 the Fund had tax basis capital losses which may be carried forward to offset future capital gains indefinitely. To the extent that the Fund may realize future net capital gains, those gains will be offset by any of the unused capital loss carryforward.

Short-Term	Long-Term
$461,489	$545,905

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended August 31, 2017, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

Accumulated Undistributed Net Investment Income	$721,159
Accumulated Net Realized Loss	(721,159)
Paid-in Capital	—

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2018 (Unaudited)

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2017.  The Fund recognized no interest and penalties related to uncertain tax benefits during the fiscal year 2017.  At August 31, 2017, the fiscal years 2014-2017 remained open to examination in the Fund’s major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.70% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s expenses at least through December 29, 2018 to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.00% (the “Expense Limitation Cap”) of the average daily net assets of the Fund.  For the six months ended February 28, 2018, expenses of $27,315 were waived or reimbursed by the Adviser.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement, or (2) the Expense Limitation Cap in place at the time of recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three years from the date of the waiver or reimbursement. The following table details the remaining waived or reimbursed expenses subject to potential recovery expiring:

August 31, 2018	$32,875
August 31, 2019	$31,381
August 31, 2020	$55,186
February 28, 2021	$27,315

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2018 (Unaudited)

of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses; and reviews the Fund’s expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as the Fund’s custodian. Fees and expenses incurred for the six months ended February 28, 2018, and owed as of February 28, 2018, are as follows:

	Incurred	Owed
Administration and Accounting	$43,985	$13,144
Transfer Agency	$17,324	$4,878
Custody	$19,893	$6,217
Chief Compliance Officer	$5,973	$1,975

The Fund also has a line of credit with US Bank (see Note 8).

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Institutional Class	Six Months Ended	Year Ended
	February 28, 2018	August 31, 2017
Shares sold	29,114	518,734
Shares redeemed	(413,630)	(710,144)
Shares issued in reinvestment of dividends	61,722	—
Net decrease	(322,794)	(191,410)

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended February 28, 2018, are summarized below.

Purchases
U.S. Government	$6,968,555
Other	2,081,862
Sales
U.S. Government	$4,946,289
Other	2,096,846

Fiera Capital STRONG Nations Currency Fund
Notes to Financial Statements (Continued)
February 28, 2018 (Unaudited)

(8)	Line of Credit

The Fund has a line of credit in the amount of the lesser of $3,000,000 or 33.33% of the fair value of unencumbered assets of the Fund, as defined, which matures on August 10, 2018.  This unsecured line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  Interest was scheduled to be incurred at the prime rate of 3.50% from September 1, 2016 through December 14, 2016, 3.75% from December 15, 2016 through March 15, 2017, 4.00% from March 16, 2017 through June 14, 2017, 4.25% from June 15, 2017 through December 13, 2017, and 4.50% thereafter. The credit facility is with the Fund’s custodian, US Bank. During the six months ended February 28, 2018, the Fund did not utilize the line of credit.

(9)	New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.  The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date.  The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity.  The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018.  Management is currently evaluating the impact, if any, of applying this provision.

(10)	Subsequent Events

The Fund has evaluated events and transactions that have occurred subsequent to February 28, 2018 and determined there were no subsequent events that would require recognition or disclosure in financial statements.

Fiera Capital STRONG Nations Currency Fund
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Fiera Capital STRONG Nations Currency Fund
Additional Information
(Unaudited)

Tax Information

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2017.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees.  Information pertaining to the Trustees of the Trust is set forth below.  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-844-GOFIERA (1-844-463-4372).

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	30	Professor,	Independent
615 E. Michigan St.		Term; Since		Department of	Trustee, USA
Milwaukee, WI 53202		August 22,		Accounting,	MUTUALS
Year of Birth: 1955		2001		Marquette University	(an open-end
				(2004–present);	investment
				Chair, Department	company with
				of Accounting,	three portfolios).
Marquette University
(2004–2017).

Gary A. Drska	Trustee	Indefinite	30	Pilot, Frontier/	Independent
615 E. Michigan St.		Term; Since		Midwest Airlines,	Trustee, USA
Milwaukee, WI 53202		August 22,		Inc. (airline company)	MUTUALS
Year of Birth: 1956		2001		(1986–present).	(an open-end
investment
company with
three portfolios).

Fiera Capital STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Jonas B. Siegel	Trustee	Indefinite	30	Retired	Independent
615 E. Michigan St.		Term; Since		(2011–present);	Trustee, Gottex
Milwaukee, WI 53202		October 23,		Managing Director,	Trust (an open-
Year of Birth: 1943		2009		Chief Administrative	end investment
				Officer (“CAO”) and	company with
				Chief Compliance	one portfolio)
				Officer (“CCO”),	(2010–2016);
				Granite Capital	Independent
				International Group,	Manager,
				L.P. (an investment	Ramius IDF
				management firm)	fund complex
				(1994–2011).	(two closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment fund
complex (three
closed-end
investment
companies)
(2010–2015);
Independent
Trustee, Gottex
Multi-Alternatives
fund complex
(three closed-end
investment
companies)
(2010–2015).

Fiera Capital STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Interested Trustee and Officers

Joseph C. Neuberger*	Chairperson	Indefinite	30	President (2017–	Trustee, USA
615 E. Michigan St.	and	Term; Since		present); Chief	MUTUALS
Milwaukee, WI 53202	Trustee	August 22,		Operating Officer	(an open-end
Year of Birth: 1962		2001		(2016–present);	investment
				Executive Vice	company with
				President, U.S.	three portfolios);
				Bancorp Fund	Trustee, Buffalo
				Services, LLC	Funds (an open-
				(1994–2017).	end investment
company with
ten portfolios)
(2003–2017).

John P. Buckel	President	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	and	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Principal	January 24,		Services, LLC
Year of Birth: 1957	Executive	2013		(2004–present).
Officer

Jennifer A. Lima	Vice	Indefinite	N/A	Vice President,	N/A
615 E. Michigan St.	President,	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 24,		Services, LLC
Year of Birth: 1974	and	2013		(2002–present).
Principal
Financial
and
Accounting
Officer

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Fund’s principal underwriter.

Fiera Capital STRONG Nations Currency Fund
Additional Information (Continued)
(Unaudited)

			Number of		Other
		Term of	Portfolios	Principal	Directorships
Name,	Position(s)	Office and	in Trust	Occupation(s)	Held by Trustee
Address and	Held with	Length of	Overseen	During the	During the
Year of Birth	the Trust	Time Served	by Trustee	Past Five Years	Past Five Years

Elizabeth B. Scalf	Chief	Indefinite	N/A	Senior Vice	N/A
615 E. Michigan St.	Compliance	Term; Since		President, U.S.
Milwaukee, WI 53202	Officer,	July 1,		Bancorp Fund
Year of Birth: 1985	Vice	2017		Services, LLC
	President			(February 2017–
	and			present); Vice
	Anti-Money			President and
	Laundering			Assistant CCO,
	Officer			Heartland Advisors,
Inc. (December 2016–
January 2017); Vice
President and CCO,
Heartland Group,
Inc. (May 2016–
November 2016);
Vice President,
CCO and Senior Legal
Counsel (May 2016–
November 2016),
Assistant CCO and
Senior Legal Counsel
(January 2016–
April 2016), Senior
Legal and Compliance
Counsel (2013–2015),
Heartland Advisors, Inc.

Adam W. Smith	Secretary	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.		Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		May 29,		Services, LLC
Year of Birth: 1981		2015		(2012–present).

Cullen O. Small	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		January 22,		Services, LLC
Year of Birth: 1987		2015		(2010–present).

Kelly A. Burns	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		April 23,		Services, LLC
Year of Birth: 1987		2015		(2011–present).

Melissa Aguinaga	Assistant	Indefinite	N/A	Assistant Vice President,	N/A
615 E. Michigan St.	Treasurer	Term; Since		U.S. Bancorp Fund
Milwaukee, WI 53202		July 1,		Services, LLC
Year of Birth: 1987		2015		(2010–present).

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995.  These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets.  These statements involve risks and uncertainties.  In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively.  Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies.  A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-844-GOFIERA (1-844-463-4372).  A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 1-844-GOFIERA (1-844-463-4372), or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends.  The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters).  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-GOFIERA (1-844-463-4372) to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Fiera Capital STRONG Nations Currency Fund

Investment Adviser	Fiera Capital Inc.
375 Park Avenue
8th Floor
New York, New York 10152

Legal Counsel	Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
777 East Wisconsin Avenue
6th Floor
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

SZ-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 8, 2013.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title  /s/ John Buckel
                                                   John Buckel, President

Date  4/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  4/25/2018

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date 4/25/2018

* Print the name and title of each signing officer under his or her signature.